Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2024 and 2023 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total
Cost	146,898	2,304	7,564	156,766
Accumulated depreciation and impairment	(20,429)	(1,619)	—	(22,048)
Carrying amount at January 1, 2023	126,469	685	7,564	134,718
Movements in 2023
Additions	—	190	69,886	70,076
Disposals	(15,335)	—	(594)	(15,929)
Depreciation	(20,090)	(257)	—	(20,347)
Accumulated depreciation of disposals	7,960	—	—	7,960
Impairments	(510)	—	—	(510)
Reversal of impairments	635	—	—	635
Reclassifications	37,192	—	(37,192)	—
Carrying amount at December 31, 2023	136,321	618	39,664	176,603
Cost	168,755	2,494	39,664	210,913
Accumulated depreciation and impairment	(32,434)	(1,876)	—	(34,310)
Carrying amount at December 31, 2023	136,321	618	39,664	176,603
Movements in 2024
Additions	—	33	53,137	53,170
Disposals	(8,014)	—	(2,372)	(10,386)
Depreciation	(21,490)	(109)	—	(21,599)
Accumulated depreciation of disposals	4,814	—	—	4,814
Impairments	(320)	—	—	(320)
Reversal of impairments	152	—	—	152
Reclassifications	52,529		(52,529)	—
Translation differences	(39)	—	151	112
Carrying amount at December 31, 2024	163,953	542	38,051	202,546
Cost	213,231	2,527	38,051	253,809
Accumulated depreciation and impairment	(49,278)	(1,985)	—	(51,263)
Carrying amount at December 31, 2024	163,953	542	38,051	202,546
Impairments and reversals of impairments of chargers
In the consolidated statement of profit or loss for the year ended December 31, 2024, the Group recorded an impairment loss of €320 thousand (2023: €510 thousand, 2022: €701 thousand) for chargers that were underutilized and not performing as expected. The carrying amount of these chargers have been reduced to its recoverable amount.
In the consolidated statement of profit or loss for the year ended December 31, 2024, the Group recorded a reversal of impairment of €152 thousand (2023: €635 thousand, 2022: €679 thousand) for chargers for which an impairment loss was previously recognized that demonstrated an improvement in their utilization rate as at December 31, 2024. The impairment loss, reversal of impairment and the loss on disposal have been recorded within cost of sales.
Additions of property, plant and equipment for which payment is still pending
At December 31, 2024, additions of property, plant and equipment for which payment was still pending totaled €3,231 thousand (December 31, 2023: €5,100 thousand).
Government grants related to chargers and charging infrastructure
The Group has received government grants for the purchase of certain items of chargers and charging infrastructure. There are no unfulfilled conditions or contingencies attached to these grants.
The grants are recognized in the consolidated statement of profit or loss over the useful life of the depreciable assets by way of a reduced depreciation charge. The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2024 and 2023 have been as follows:

(in €‘000)	2024	2023
Opening balance at the beginning of the year	5,894	6,986
Received during the year	1,392	137
Released to the consolidated statement of profit or loss	(1,362)	(1,229)
Closing balance at the end of the year	5,923	5,894
Purchase commitments
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 35. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.